REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Years ended
	December 31,	December 31,
	2023	2022

Silver sales	$134,716	$142,688
Gold sales	73,198	70,501
Less: smelting and refining costs	(2,451)	(3,029)
Revenue	$205,463	$210,160

Disclosure of disaggregation of revenue from contracts with customers [Table Text Block]
	Years ended
	December 31,	December 31,
	2023	2022
Revenue by product
Concentrate sales	$53,334	$54,042
Provisional pricing adjustments	621	(47)
Total revenue from concentrate sales	53,955	53,995
Refined metal sales	151,508	156,165
Total revenue	$205,463	$210,160